SHAREHOLDERS' EQUITY (Details 4) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	$ 1,047	$ 955	$ 1,328	$ 993	$ 833
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	12	5	9	16	10
Research and development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	130	112	157	94	55
Sales and marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	309	270	381	250	171
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Non-cash share-based compensation expense	$ 596	$ 568	$ 781	$ 633	$ 597